Income Taxes (Details) - Schedule of Deferred Tax Assets and Liabilities - USD ($)	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Deferred tax assets:
Allowance for credit loss	$ 1,265
Net operating loss carry forwards	214,543	52,750
Depreciation and amortization	1,395	163
Less: valuation allowances	(214,543)	(52,750)	$ (73,777)
Total deferred tax assets, net	$ 2,660	$ 163